WARRANT DERIVATIVE LIABILITY	9 Months Ended
Sep. 30, 2022
Warrant Derivative Liability [Abstract]
WARRANT DERIVATIVE LIABILITY

5.WARRANT DERIVATIVE LIABILITY

The warrant derivative liability arises from Company’s common share purchase warrants in connection with historical equity offerings. These warrants are priced in non-functional currency which resulted in having exercise prices that are not fixed and include features that have a cashless exercise option or a ratchet down provision. Under IFRS 9 Financial Instruments and IAS 32 Financial Instruments: Presentation, warrants with an exercise price denominated in a currency that differs from the Company’s functional currency are treated as a derivative measured at fair value with subsequent changes in fair value accounted for through Net and Comprehensive Loss. At each balance sheet date, the Warrant Liability of listed warrants is adjusted to fair value measured at the market price of the listed warrants and the Warrant Liability of unlisted warrants is adjusted to fair value using the Black-Scholes model.

There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the warrant derivative or when warrants expired unexercised.

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2021	18,955,281	4,930
Expired	(1,009,444)	--
Exercised	(177)	--
Items that were classified to net loss:
Change in fair value	--	(4,891)
As at September 30, 2022	17,945,660	39

As at September 30, 2022, the following derivative warrants were outstanding:

Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
		$
5-Dec-17	5-Dec-22	18.00	CAD	1,533,333	1,533,156
10-Apr-18	10-Apr-23	10.50	CAD	1,126,665	1,126,665
10-May-18	10-Apr-23	10.50	CAD	168,889	168,889
10-Aug-18	10-Aug-23	2.92	USD	7,679,574	6,661,068
21-Mar-19	21-Mar-24	3.95	USD	8,455,882	8,455,882
Balance at September 30, 2022				18,964,343	17,945,660